                                [LOGO] EquiTrust
                               Financial Services

                    EquiTrust Variable Insurance Series Fund

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2002

                        INVESTMENT MANAGER AND
                        PRINCIPAL UNDERWRITER

                        EQUITRUST INVESTMENT
                        MANAGEMENT SERVICES, INC.

                        5400 UNIVERSITY AVENUE
                        WEST DES MOINES, IA 50266

                            1-877-860-2904
                                  225-5586 (DES MOINES)

    This report is not to be distributed unless preceded or accompanied by a prospectus.

PRESIDENT'S LETTER

Dear Shareholder:

    Barring a substantial recovery in the second half of 2002, the S&P 500, the Dow Jones Industrial Average and the NASDAQ are all well on their way to a third consecutive year of negative results. Historically, the equity markets have anticipated economic recovery several months out and have begun climbing in anticipation of that improvement. So far this year, though, these three major equity indices have all languished in spite of low inflation, low interest rates and signs of at least a modest economic recovery. Through the end of June, the S&P 500 and DJIA had lost 13.2% and 6.9%, respectively, while the NASDAQ had declined 24.8%.

    Some analysts attribute the market's weakness to unstable investor confidence given recent discoveries of corporate wrongdoing. Others note that the markets have typically required at least several years to work out the excesses similar to those prevalent in the equity markets in the late 1990s and into 2000. Still others point to the fact that equity market valuations remain much higher than is typical following a recession.

    In this environment of weak equity performance and declining interest rates, the fixed income markets have handily beat the equity markets. The Lehman Brothers U.S. Treasury Index returned 3.6% for the period, while the Lehman Brothers Aggregate returned 3.8%. Lehman's Mortgage-Backed Securities Index prevailed over the other two indices with a return of 4.5%, while its U.S. corporate investment grade index finished the period with a return of 2.6%. High-yield corporates did not fare as well relative to the other fixed income markets, losing 4.8% through June.

    The Federal Reserve (the "Fed") has taken a cautious stance in view of the equity market's weakness and the economy's modest recovery. Following eleven Federal Fund's rate reductions in 2001, it has not altered the benchmark rate since this past December, when it cut the short-term borrowing rate to a forty-year low of 1.75%. In March, it shifted its bias from "weakness" to "neutral," signifying a middle ground of sorts between concern for the economy's prospects for inflation and its prospects for economic weakness. The Fed has detected signs of economic recovery and inflation has not been a concern.

    One sign of recovery has been in the Gross Domestic Product, which the government estimates grew at a 6.1% annual pace during the first quarter of 2002. This substantial increase from just 1.7% in the fourth quarter of 2001 was attributed to corporate inventory restocking and spending by the American consumer. Analysts are predicting a more subdued rate of 1% to 3% for the second quarter of 2002 as additional signs of recovery appear. Although these two quarters suggest substantial improvement, the Fed has noted that businesses must resume capital investment and hiring in order for the economy to continue improving.

    Despite the growth in economic output, the nation's unemployment rate has remained near 6% for much of the first half of 2002. Announcements of mass layoffs are not as frequent as was the case late in 2001 and early 2002, but companies have only slowly begun rehiring those displaced. However, it should be noted that rising employment typically lags economic recovery by several months.

    Employment naturally has a big impact on consumer confidence, which has been volatile in the last few months, but has improved significantly since last September. Consumer spending has held up well, aided by continued strength in residential real estate and declining mortgage interest rates. This combination has facilitated the process of extracting equity from one's home, which can be spent for other purposes. The sustainability of this practice may have much to say about the strength of the consumer and the U.S. economy going forward.

    The dollar's value relative to the Euro and Japanese Yen has weakened in the last few months due to uncertainty about the magnitude of the U.S. economy's recovery and questionable U.S. corporate accounting practices. To some extent, this decline was to be expected since the dollar had become overvalued against these other currencies, and is not yet undervalued. So long as the decline remains an orderly one, it will have some benefits at least to domestic manufacturers. Foreign goods will become relatively more expensive and domestically-produced goods relatively cheaper. This would allow U.S. manufacturers a degree of pricing power they have not possessed in recent quarters. Accordingly, the dollar's decline has potential implications for inflation and interest rates as well.

    Outlined below are explanations of the strategies recently employed by the various Portfolios of the Fund:

    VALUE GROWTH: While the Value Growth Portfolio was down through the end of June, it substantially outperformed the S&P 500: the Portfolio lost 3.4% while the S&P 500 fell 6.9%. The Portfolio's value orientation helped it avoid the larger losses in the Index, as value stocks generally outperformed growth stocks during the first half of the period.

    At period-end, the Portfolio's respective weightings in technology and telecommunications services were roughly half of those in the S&P 500, also contributing to the Portfolio's outperformance. These two sectors were the Index's worst performers for the period, falling 31.6% and 36.0%, respectively. Their combined weight in the S&P 500 fell from 23% at the end of 2001 to 18% at the end of June 2002.

    We continued to add to the Portfolio's exposure to the health care sector, with purchases of shares of a large pharmaceutical company and two health care providers. In addition, we added several generic drug manufacturers in order to offset the Portfolio's exposure to drug patent expirations in the large pharmaceutical companies. Investors have pummeled the health care sector so far this year on concerns over patent expirations, FDA inquiries into manufacturing processes and the depth of development pipelines. In spite of falling out of favor, the sector still shows good potential for long-term growth.

    Utilities also lost favor with investors, as within the S&P 500 the sector declined 16% through June. The group has been impacted by concern over companies' exposure to merchant power generation and fallout from Enron's bankruptcy filing. We still view this sector as also having attractive long-term potential. In the near-term, given current valuations, the Portfolio's utility holdings are all trading at generous dividend yields.

    HIGH GRADE BOND: The first half of 2002 was the fifth worst-performing six-month period since 1989 for investment grade bonds according to the Lehman Investment Grade Credit Index. Mortgage-backed and Treasury issues benefited from flight to quality-buying brought on by the poor performance of the equity markets and concerns over corporate governance and fraud.

    Our investment returns were very good given the composition of the Portfolio. For the first half of 2002, the Portfolio had a total return of 4.37% which compared very favorably to the following major index returns: Lehman Brothers U.S. Mortgage-Backed Securities at 4.51%, Lehman Brothers U.S. Treasury at 3.61%, Lehman Brothers U.S. Aggregate at 3.79% and Lehman Brothers U.S. Investment Grade Corporate Credit 2.63%.

    Our effective duration is around 4.00, slightly below that of the U.S. Aggregate Index which has an effective duration of 4.25. Going forward, we will probably continue to keep our effective duration near that of the Aggregate Index. Effective duration is a measure of interest rate risk. It estimates the percentage change in the price of a bond given a change in yield. In general, we feel at some point the trend for rates will be modestly higher, but with the high cost of carrying cash we feel it is prudent to keep the majority of the Portfolio invested in intermediate maturity securities. Given the uncertainty in the corporate market, future additions will probably be made in credit risk-free GNMA's.

    STRATEGIC YIELD: The Lehman Brothers U.S. High Yield Index produced dismal returns for the first half of 2002 with a -4.84% return. The market was hammered by the equity market malaise and issuer specific blow-ups. During June, the Index had it's worst nominal monthly return ever (-7.37%), and it's second worst relative month (-882 basis points). The option-adjusted spread on the Lehman U.S. High Yield Index expanded to 768 basis points, which was 129 basis points wider than at the end of March, but only 40 basis points wider than at the start of the year. The Moody's default rate continues to run at a level around 10% and the ratio of downgrades to upgrades remains high. Although Moody's feels the default rate should start to drop, we view the high yield market as containing great risk.

    Our investment returns were better than what would be expected given the composition of the Portfolio. For the six months ended June 28, the Portfolio had a total return of 3.36% compared to a -4.84% return for the Lehman U.S. Corporate High Yield Index and a 2.63% return for the Lehman U.S. Investment Grade Credit Index. We will continue to look for attractive issues in both the high yield and lower investment grade markets.

    MANAGED: The Managed Portfolio's structure allows us to allocate its assets across equities, fixed income securities and cash. At the end of June, the Portfolio was allocated approximately 66% to equities, with the balance in fixed income and cash. The Portfolio's performance for the period was aided by its value and yield-oriented equity strategy and allocation to fixed income. The Portfolio returned 0.7% and outperformed the S&P 500 by almost 14%.

    In the near term, we expect fixed income securities will continue to offer competitive returns relative to equities. However, the recent substantial outperformance of bonds over equities has made the relative value of these two-asset classes look less "out of balance." If rates should rise significantly, we will likely add to our fixed income exposure. Conversely, if rates do not rise, and the stock market sell-off continues, yield-oriented equities may prove to offer better potential.

    MONEY MARKET*: During the last six months, the Fed did not change the Fed Funds' target rate from 1.75%, but they did change their bias from weakness to neutral at the March meeting. Since the Fed Funds' rate is so low and it appears the economy is starting to rebound, market participants believe that the Fed bias makes sense and tightening might begin in the 3rd quarter of 2002. However, from March until June, the capital markets complete disarray resulting from corporate fraud has made economic recovery a secondary concern for the time-being. Currently, the Fed Funds' rate is 1.75% and top-tier 30-day commercial paper yields 1.75%. Our strategy has been, and will continue to be, minimizing risk while maintaining liquidity. Our purchases are limited to the top-tier commercial paper sector in an effort to maintain a high-quality Portfolio and minimize headline risk.

    BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past 12 months has reflected that of the large capitalization market sector which it represents. The Blue Chip Portfolio will remain substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

                                          /s/ Craig A. Lang

                                            CRAIG A. LANG
                                            PRESIDENT

July 3, 2002

    * An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

    Past performance is not a guarantee of future results.

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002
(UNAUDITED)

                                                             HIGH
                                          VALUE GROWTH    GRADE BOND
                                            PORTFOLIO      PORTFOLIO
                                          -------------  -------------
ASSETS
Investments in securities, at value
 (cost -- $47,202,090; $23,730,661;
 $22,232,872; $53,397,660; $8,383,850;
 and $78,970,370, respectively).........  $ 44,855,927   $ 24,282,756
Cash....................................         7,984         12,500
Accrued dividends and interest
 receivable.............................        62,122        250,190
Prepaid expense.........................           522            224
                                          ------------   ------------
Total Assets............................  $ 44,926,555   $ 24,545,670
                                          ============   ============
LIABILITIES AND NET ASSETS
Liabilities:
  Investment securities purchased.......  $    430,887   $  2,006,958
  Dividends payable.....................                      102,842
  Accrued expenses......................         5,817          3,654
                                          ------------   ------------
Total Liabilities.......................       436,704      2,113,454
Net assets applicable to shares of
 beneficial interest....................    44,489,851     22,432,216
                                          ------------   ------------
Total Liabilities and Net Assets........  $ 44,926,555   $ 24,545,670
                                          ============   ============
Shares issued and outstanding as of
 June 30, 2002 .........................     4,527,231      2,188,884
NET ASSET VALUE PER SHARE...............  $       9.83   $      10.25
                                          ============   ============

SEE ACCOMPANYING NOTES.

                                            STRATEGIC
                                              YIELD         MANAGED     MONEY MARKET     BLUE CHIP
                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                          -------------  -------------  -------------  -------------
ASSETS
Investments in securities, at value
 (cost -- $47,202,090; $23,730,661;
 $22,232,872; $53,397,660; $8,383,850;
 and $78,970,370, respectively).........  $ 22,063,000   $ 56,923,340   $  8,383,850   $ 76,666,525
Cash....................................        23,297          9,963         38,880          7,379
Accrued dividends and interest
 receivable.............................       454,900        206,278          1,428         76,310
Prepaid expense.........................           233            617             86            885
                                          ------------   ------------   ------------   ------------
Total Assets............................  $ 22,541,430   $ 57,140,198   $  8,424,244   $ 76,751,099
                                          ============   ============   ============   ============
LIABILITIES AND NET ASSETS
Liabilities:
  Investment securities purchased.......                 $    407,070                  $  4,842,436
  Dividends payable.....................  $    127,542                  $      7,507
  Accrued expenses......................         3,973          5,978          3,478          7,210
                                          ------------   ------------   ------------   ------------
Total Liabilities.......................       131,515        413,048         10,985      4,849,646
Net assets applicable to shares of
 beneficial interest....................    22,409,915     56,727,150      8,413,259     71,901,453
                                          ------------   ------------   ------------   ------------
Total Liabilities and Net Assets........  $ 22,541,430   $ 57,140,198   $  8,424,244   $ 76,751,099
                                          ============   ============   ============   ============
Shares issued and outstanding as of
 June 30, 2002 .........................     2,518,813      4,470,669      8,413,259      2,374,885
NET ASSET VALUE PER SHARE...............  $       8.90   $      12.69   $       1.00   $      30.28
                                          ============   ============   ============   ============

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2002
(UNAUDITED)

                                                             HIGH
                                          VALUE GROWTH    GRADE BOND
                                            PORTFOLIO      PORTFOLIO
                                          -------------  -------------
INVESTMENT INCOME
Dividends...............................  $    353,032   $     50,419
Interest................................        90,062        519,026
Foreign tax withholding.................        (2,218)
                                          ------------   ------------
Total Investment Income.................       440,876        569,445
EXPENSES
Paid to EquiTrust Investment Management
 Services, Inc.:
 Investment advisory and management
  fees..................................       101,535         30,608
 Accounting fees........................        11,282          5,101
Custodial fees..........................         4,528          3,224
Professional fees.......................         3,487          1,571
Reports to shareholders.................         1,941            897
Trustees' fees and expenses.............         1,403            657
Insurance and bonds.....................           439            181
Miscellaneous...........................         4,319          3,141
                                          ------------   ------------
Total Expenses..........................       128,934         45,380
Fees paid indirectly....................          (127)          (120)
                                          ------------   ------------
Net Expenses............................       128,807         45,260
                                          ------------   ------------
Net Investment Income...................       312,069        524,185
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) from investment
 transactions...........................     1,169,062         25,366
Change in unrealized
 appreciation/depreciation
 of investments.........................    (3,190,678)       333,574
                                          ------------   ------------
Net Gain (Loss) on Investments..........    (2,021,616)       358,940
                                          ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..............  $ (1,709,547)  $    883,125
                                          ============   ============

SEE ACCOMPANYING NOTES.

                                            STRATEGIC
                                              YIELD         MANAGED     MONEY MARKET     BLUE CHIP
                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                          -------------  -------------  -------------  -------------
INVESTMENT INCOME
Dividends...............................  $     53,025   $    613,309                  $    555,033
Interest................................       715,719        257,541   $     70,316         65,187
Foreign tax withholding.................                       (3,426)
                                          ------------   ------------   ------------   ------------
Total Investment Income.................       768,744        867,424         70,316        620,220
EXPENSES
Paid to EquiTrust Investment Management
 Services, Inc.:
 Investment advisory and management
  fees..................................        46,954        123,833         10,128         76,329
 Accounting fees........................         5,217         13,759          2,026         14,113
Custodial fees..........................         3,246          4,901          3,865          2,933
Professional fees.......................         1,605          4,266            598          5,868
Reports to shareholders.................           909          2,412            330          3,179
Trustees' fees and expenses.............           669          1,728            243          2,364
Insurance and bonds.....................           193            524             82            803
Miscellaneous...........................         3,279          4,555          2,953          5,739
                                          ------------   ------------   ------------   ------------
Total Expenses..........................        62,072        155,978         20,225        111,328
Fees paid indirectly....................          (206)          (105)          (323)          (177)
                                          ------------   ------------   ------------   ------------
Net Expenses............................        61,866        155,873         19,902        111,151
                                          ------------   ------------   ------------   ------------
Net Investment Income...................       706,878        711,551         50,414        509,069
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) from investment
 transactions...........................      (335,900)      (397,825)                     (225,161)
Change in unrealized
 appreciation/depreciation
 of investments.........................       344,141        160,333                    (8,254,282)
                                          ------------   ------------   ------------   ------------
Net Gain (Loss) on Investments..........         8,241       (237,492)                   (8,479,443)
                                          ------------   ------------   ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..............  $    715,119   $    474,059   $     50,414   $ (7,970,374)
                                          ============   ============   ============   ============

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                  VALUE GROWTH
                                                    PORTFOLIO
                                          -----------------------------
                                            SIX MONTHS
                                              ENDED        YEAR ENDED
                                          JUNE 30, 2002   DECEMBER 31,
                                           (UNAUDITED)        2001
                                          --------------  -------------
OPERATIONS
Net investment income...................   $    312,069   $    815,691
Net realized gain (loss) from investment
 transactions...........................      1,169,062      2,355,713
Change in unrealized
 appreciation/depreciation of
 investments............................     (3,190,678)      (309,942)
                                           ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..............     (1,709,547)     2,861,462
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income...................       (815,691)      (864,927)
Net realized gain from investment
 transactions...........................
                                           ------------   ------------
Total Dividends and Distributions.......       (815,691)      (864,927)
CAPITAL SHARE TRANSACTIONS..............      1,492,750      3,353,035
                                           ------------   ------------
Total Increase (Decrease) in Net
 Assets.................................     (1,032,488)     5,349,570
NET ASSETS
Beginning of period.....................     45,522,339     40,172,769
                                           ------------   ------------
End of period (including undistributed
 net investment income as set forth
 below).................................   $ 44,489,851   $ 45,522,339
                                           ============   ============
Undistributed Net Investment Income.....   $    312,069   $    815,691
                                           ============   ============

SEE ACCOMPANYING NOTES.

                                                      HIGH                         STRATEGIC
                                                   GRADE BOND                        YIELD
                                                    PORTFOLIO                      PORTFOLIO
                                          -----------------------------  -----------------------------
                                            SIX MONTHS                     SIX MONTHS
                                              ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                          JUNE 30, 2002   DECEMBER 31,   JUNE 30, 2002   DECEMBER 31,
                                           (UNAUDITED)        2001        (UNAUDITED)        2001
                                          --------------  -------------  --------------  -------------
OPERATIONS
Net investment income...................   $    524,185   $  1,002,870    $    706,878   $  1,466,214
Net realized gain (loss) from investment
 transactions...........................         25,366         36,314        (335,900)    (1,491,705)
Change in unrealized
 appreciation/depreciation of
 investments............................        333,574        343,876         344,141      1,545,528
                                           ------------   ------------    ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..............        883,125      1,383,060         715,119      1,520,037
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income...................       (524,185)    (1,002,870)       (706,878)    (1,466,214)
Net realized gain from investment
 transactions...........................        (19,864)
                                           ------------   ------------    ------------   ------------
Total Dividends and Distributions.......       (544,049)    (1,002,870)       (706,878)    (1,466,214)
CAPITAL SHARE TRANSACTIONS..............      3,185,594      4,593,033       2,219,628      3,717,724
                                           ------------   ------------    ------------   ------------
Total Increase (Decrease) in Net
 Assets.................................      3,524,670      4,973,223       2,227,869      3,771,547
NET ASSETS
Beginning of period.....................     18,907,546     13,934,323      20,182,046     16,410,499
                                           ------------   ------------    ------------   ------------
End of period (including undistributed
 net investment income as set forth
 below).................................   $ 22,432,216   $ 18,907,546    $ 22,409,915   $ 20,182,046
                                           ============   ============    ============   ============
Undistributed Net Investment Income.....   $          0   $          0    $          0   $          0
                                           ============   ============    ============   ============

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                     MANAGED
                                                    PORTFOLIO
                                          -----------------------------
                                            SIX MONTHS
                                              ENDED        YEAR ENDED
                                          JUNE 30, 2002   DECEMBER 31,
                                           (UNAUDITED)        2001
                                          --------------  -------------
OPERATIONS
Net investment income...................   $    711,551   $  1,801,236
Net realized gain (loss) from investment
 transactions...........................       (397,825)     3,482,378
Change in unrealized
 appreciation/depreciation of
 investments............................        160,333     (1,345,910)
                                           ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..............        474,059      3,937,704
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income...................     (1,801,236)    (2,164,240)
Net realized gain from investment
 transactions...........................
Distributions in excess of net realized
 gain from investment transactions......
                                           ------------   ------------
Total Dividends and Distributions.......     (1,801,236)    (2,164,240)
CAPITAL SHARE TRANSACTIONS..............      4,259,422      4,009,506
                                           ------------   ------------
Total Increase (Decrease) in Net
 Assets.................................      2,932,245      5,782,970
NET ASSETS
Beginning of period.....................     53,794,905     48,011,935
                                           ------------   ------------
End of period (including undistributed
 net investment income as set forth
 below).................................   $ 56,727,150   $ 53,794,905
                                           ============   ============
Undistributed Net Investment Income.....   $    711,551   $  1,801,236
                                           ============   ============

SEE ACCOMPANYING NOTES.

                                                  MONEY MARKET                     BLUE CHIP
                                                    PORTFOLIO                      PORTFOLIO
                                          -----------------------------  -----------------------------
                                            SIX MONTHS                     SIX MONTHS
                                              ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                          JUNE 30, 2002   DECEMBER 31,   JUNE 30, 2002   DECEMBER 31,
                                           (UNAUDITED)        2001        (UNAUDITED)        2001
                                          --------------  -------------  --------------  -------------
OPERATIONS
Net investment income...................   $     50,414   $    279,269    $    509,069   $  1,156,568
Net realized gain (loss) from investment
 transactions...........................                                      (225,161)           (57)
Change in unrealized
 appreciation/depreciation of
 investments............................                                    (8,254,282)   (11,083,643)
                                           ------------   ------------    ------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..............         50,414        279,269      (7,970,374)    (9,927,132)
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income...................        (50,414)      (279,269)     (1,156,568)    (1,252,314)
Net realized gain from investment
 transactions...........................                                                     (573,869)
Distributions in excess of net realized
 gain from investment transactions......                                                          (57)
                                           ------------   ------------    ------------   ------------
Total Dividends and Distributions.......        (50,414)      (279,269)     (1,156,568)    (1,826,240)
CAPITAL SHARE TRANSACTIONS..............       (906,903)     2,087,160       1,904,177      3,759,488
                                           ------------   ------------    ------------   ------------
Total Increase (Decrease) in Net
 Assets.................................       (906,903)     2,087,160      (7,222,765)    (7,993,884)
NET ASSETS
Beginning of period.....................      9,320,162      7,233,002      79,124,218     87,118,102
                                           ------------   ------------    ------------   ------------
End of period (including undistributed
 net investment income as set forth
 below).................................   $  8,413,259   $  9,320,162    $ 71,901,453   $ 79,124,218
                                           ============   ============    ============   ============
Undistributed Net Investment Income.....   $          0   $          0    $    509,069   $  1,156,568
                                           ============   ============    ============   ============

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JUNE 30, 2002
(UNAUDITED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
COMMON STOCKS (77.69%)
---------------------------
  BUSINESS SERVICES (2.37%)
  AOL Time Warner, Inc............................................       9,600(1)    $     141,216
  Computer Associates International, Inc..........................      12,055             191,553
  Compuware Corp..................................................      16,050(1)           97,423
  Microsoft Corp..................................................       7,400(1)          400,488
  Symantec Corp...................................................       6,800(1)          223,380
                                                                                     -------------
                                                                                         1,054,060
  CHEMICALS AND ALLIED PRODUCTS (7.96%)
  Abbott Laboratories.............................................       8,000             301,200
  Bristol-Myers Squibb Co.........................................      12,540             322,278
  Du Pont (E.I.) de Nemours.......................................       6,400             284,160
  GlaxoSmithKline plc.............................................       5,500             237,270
  IVAX Corp.......................................................      17,800(1)          192,240
  Johnson & Johnson...............................................       7,300             381,498
  Merck & Co., Inc................................................      11,200             567,168
  Mylan Laboratories, Inc.........................................       9,700             304,095
  Pharmacia Corp..................................................      16,285             609,873
  Wyeth...........................................................       5,835             298,752
  Zimmer Holdings, Inc............................................       1,144(1)           40,795
                                                                                     -------------
                                                                                         3,539,329
  COMMUNICATIONS (2.05%)
  ADC Telecommunications..........................................      67,700(1)          155,033
  AT&T Corp.......................................................      10,000             107,000
  Centurytel, Inc.................................................      14,200             418,900
  SBC Communications, Inc.........................................       7,500             228,750
  WorldCom, Inc. - WorldCom Group.................................      15,000(1)               --
                                                                                     -------------
                                                                                           909,683
  DEPOSITORY INSTITUTIONS (6.23%)
  Associated Banc-Corp............................................       8,627             325,324
  Bank of America.................................................       6,175             434,473
  Citigroup, Inc..................................................       7,430             287,913
  Community Bank Systems, Inc.....................................       4,710             151,898
  FleetBoston Financial Corp......................................      16,860             545,421
  U. S. Bancorp...................................................      32,546             759,949
  Wachovia Corp...................................................       7,000             267,260
                                                                                     -------------
                                                                                         2,772,238

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  ELECTRIC, GAS AND SANITARY SERVICES (7.01%)
  Alliant Energy Corp.............................................       8,660       $     222,562
  Atmos Energy Corp...............................................      21,912             513,617
  Black Hills Corp................................................       3,800             131,480
  Dynegy, Inc.....................................................      18,850             135,720
  Laclede Group, Inc..............................................      16,125             378,615
  Nisource, Inc...................................................       9,700             211,751
  Northwest Natural Gas Co........................................      21,000             612,780
  Puget Energy, Inc...............................................      18,030             373,041
  Teco Energy, Inc................................................       4,600             112,700
  Williams Companies, Inc.........................................      14,200              85,058
  Xcel Energy, Inc................................................      20,305             340,515
                                                                                     -------------
                                                                                         3,117,839
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (1.95%)
  Acuity Brands, Inc..............................................      18,500             336,700
  Adaptec, Inc....................................................      23,150(1)          182,654
  ECI Telecom, Ltd................................................      10,000(1)           30,000
  Electronic Data Systems Corp....................................       2,280              84,702
  Intel Corp......................................................       8,900             162,603
  National Service Industries, Inc................................       4,625              43,290
  Roxio, Inc......................................................       3,810(1)           27,432
                                                                                     -------------
                                                                                           867,381
  ENGINEERING & MANAGEMENT SERVICES (0.18%)
  Affymetrix, Inc.................................................       3,400(1)           81,566
  FABRICATED METAL PRODUCTS (0.60%)
  Cooper Industries, Ltd..........................................       6,738             264,803
  FOOD AND KINDRED PRODUCTS (7.60%)
  ConAgra, Inc....................................................      42,066           1,163,125
  Dean Foods Co...................................................      11,324(1)          422,385
  Philip Morris Companies, Inc....................................      19,200             838,656
  Sara Lee Corp...................................................      23,400             482,976
  Sensient Technologies Corp......................................      20,805             473,522
                                                                                     -------------
                                                                                         3,380,664
  FOOD STORES (2.47%)
  Casey's General Stores, Inc.....................................      29,732             357,973
  Safeway, Inc....................................................       4,725(1)          137,923
  7-Eleven, Inc...................................................      74,080(1)          603,752
                                                                                     -------------
                                                                                         1,099,648

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  GENERAL MERCHANDISE STORES (1.21%)
  Federated Department Stores, Inc................................       8,608(1)    $     341,738
  Target Corp.....................................................       5,300             196,842
                                                                                     -------------
                                                                                           538,580
  HEALTH SERVICES (2.62%)
  Schering-Plough Corp............................................      23,200             570,720
  Select Medical Corp.............................................         700(1)           10,962
  Universal Health Services, Inc..................................       7,100(1)          347,900
  Taro Pharmaceutical Industries, Ltd.............................       9,600(1)          235,392
                                                                                     -------------
                                                                                         1,164,974
  HOLDING AND OTHER INVESTMENT OFFICES (4.17%)
  Highwoods Properties, Inc.......................................      17,500             456,750
  MBIA, Inc.......................................................      16,500             932,745
  Reckson Associates Realty Corp..................................       9,125             227,213
  Reckson Associates Realty Corp. - Class B.......................       9,125             236,793
                                                                                     -------------
                                                                                         1,853,501
  INDUSTRIAL MACHINERY AND EQUIPMENT (2.51%)
  Cisco Systems, Inc..............................................       6,500(1)           90,675
  EMC Corp........................................................      22,500(1)          169,875
  Hewlett-Packard Co..............................................       6,000              91,680
  Ingersoll-Rand Co...............................................      11,100             506,826
  Oracle Corp.....................................................      12,300(1)          116,481
  Solectron Corp..................................................      22,500(1)          138,375
                                                                                     -------------
                                                                                         1,113,912
  INSTRUMENTS AND RELATED PRODUCTS (3.88%)
  Agilent Technologies, Inc.......................................       7,000(1)          167,160
  Becton Dickinson & Co...........................................      20,000             689,000
  JDS Uniphase Corp...............................................      16,400(1)           44,116
  Pall Corp.......................................................      33,480             694,710
  Perkinelmer, Inc................................................      11,900             131,495
                                                                                     -------------
                                                                                         1,726,481
  INSURANCE CARRIERS (2.52%)
  Allstate Corp...................................................      15,300             565,794
  MONY Group, Inc.................................................      15,000             510,000
  Principal Financial Group.......................................       1,500(1)           46,500
                                                                                     -------------
                                                                                         1,122,294
  METAL MINING (0.86%)
  Barrick Gold Corp...............................................      20,000             379,800
  MISCELLANEOUS MANUFACTURING INDUSTRY (0.39%)
  Hasbro, Inc.....................................................      12,900             174,924

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  NONDEPOSITORY INSTITUTIONS (0.89%)
  Federal Home Loan Mortgage Corp.................................       6,500       $     397,800
  OIL AND GAS EXTRACTION (3.84%)
  Burlington Resources, Inc.......................................      10,000             380,000
  Occidental Petroleum Co.........................................      10,400             311,896
  Offshore Logistics..............................................      35,300(1)          843,317
  Veritas DGC, Inc................................................      13,800(1)          173,880
                                                                                     -------------
                                                                                         1,709,093
  PAPER AND ALLIED PRODUCTS (1.92%)
  Abitibi Consolidated, Inc.......................................      92,600             854,698
  PETROLEUM AND COAL PRODUCTS (4.58%)
  ChevronTexaco Corp..............................................       6,300             557,550
  Conoco, Inc.....................................................      22,950             638,010
  Phillips Petroleum Co...........................................       7,700             453,376
  Marathon Oil Corp...............................................      14,400             390,528
                                                                                     -------------
                                                                                         2,039,464
  PRIMARY METAL INDUSTRIES (1.37%)
  Northwest Pipe Co...............................................      26,100(1)          611,001
  PRINTING AND PUBLISHING (2.04%)
  Belo Corp.......................................................      22,000             497,420
  Mail-Well, Inc..................................................      79,200(1)          411,840
                                                                                     -------------
                                                                                           909,260
  TRANSPORTATION -- BY AIR (1.13%)
  Petroleum Helicopters, Inc. (Non-Voting)........................      17,200(1)          503,788
  TRANSPORTATION EQUIPMENT (3.71%)
  Honeywell International, Inc....................................      15,500             546,065
  ITT Industries, Inc.............................................       7,720             545,032
  SPX Corp........................................................       4,757(1)          558,948
                                                                                     -------------
                                                                                         1,650,045
  TRUCKING AND WAREHOUSING (0.69%)
  United Parcel Service-Class B...................................       5,000             308,750
  MISCELLANEOUS EQUITIES (0.94%)
  NASDAQ-100 Trust................................................      16,100(1)          419,727
                                                                                     -------------
Total Common Stocks...............................................                      34,565,303

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
SHORT-TERM INVESTMENTS (23.13%)
------------------------------------
  MONEY MARKET MUTUAL FUND (2.00%)
  Blackrock Provident Institutional Funds, T-Fund Portfolio.......     891,100       $     891,100

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                    -------------
  COMMERCIAL PAPER (17.31%)
  American General Finance Corp., 1.70%, due 7/02/02..............  $2,200,000           2,200,000
  General Electric Capital Corp., 1.74%, due 7/12/02..............   2,000,000           2,000,000
  IBM Corp., 1.75%, due 7/09/02...................................   3,500,000           3,500,000
                                                                                     -------------
                                                                                         7,700,000
  UNITED STATES GOVERNMENT AGENCIES (3.82%)
  Federal Home Loan Bank, due 7/05/02.............................   1,700,000           1,699,524
                                                                                     -------------
Total Short-Term Investments......................................                      10,290,624
                                                                                     -------------
Total Investments (100.82%).......................................                      44,855,927
OTHER ASSETS LESS LIABILITIES (-0.82%)
------------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities....................................................                        (366,076)
                                                                                     -------------
Total Net Assets (100.00%)........................................                   $  44,489,851
                                                                                     =============

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JUNE 30, 2002
(UNAUDITED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
PREFERRED STOCKS (6.42%)
-----------------------------
  DEPOSITORY INSTITUTIONS (1.98%)
  Chase Capital V.................................................        18,000     $     444,960
  ELECTRIC, GAS AND SANITARY SERVICES (3.60%)
  Virginia Electric & Power.......................................        32,000           807,680
  HOLDING AND OTHER INVESTMENT OFFICES (0.84%)
  New Plan Excel Realty Trust.....................................         4,000           187,375
                                                                                     -------------
Total Preferred Stocks............................................                       1,440,015

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                    -------------
CORPORATE BONDS (34.60%)
-----------------------------
  ELECTRIC, GAS AND SANITARY SERVICES (8.43%)
  Maritime & NE Pipeline, 7.70%, due 11/30/19.....................  $    700,000           755,566
  Oglethorpe Power (OPC Scherer), 6.974%, due 6/30/11.............       325,000           337,733
  PacifiCorp, 6.90%, due 11/15/11.................................       750,000           796,297
                                                                                     -------------
                                                                                         1,889,596
  FOOD STORES (3.02%)
  Ahold Finance USA, Inc., 8.25%, due 7/15/10.....................       600,000           676,290
  GENERAL MERCHANDISE STORES (1.19%)
  J.C. Penney & Co., 8.25%, due 8/15/22...........................       300,000           266,625
  HOLDING AND OTHER INVESTMENT OFFICES (3.47%)
  Meditrust, 7.60%, due 9/13/05...................................       150,000           147,543
  Security Capital Pacific, 7.20%, due 3/01/13....................       275,000           284,697
  Washington REIT, 6.898%, due 2/15/18............................       350,000           346,920
                                                                                     -------------
                                                                                           779,160
  NONDEPOSITORY INSTITUTIONS (0.91%)
  Household Finance Co., 7.30%, due 7/30/12.......................       200,000           204,472
  SECURITY AND COMMODITY BROKERS (3.18%)
  Goldman Sachs Group, Inc., 7.80%, due 1/28/10...................       650,000           713,174
  TEXTILE MILL PRODUCTS (0.99%)
  Unifi, 6.50%, due 2/01/08.......................................       280,000           221,866
  TOBACCO PRODUCTS (3.46%)
  UST, Inc., 7.25%, due 6/01/09...................................       750,000           776,243
  TRANSPORTATION -- BY AIR (9.22%)
  Continental Airlines, Inc., 6.545%, due 8/02/20.................       449,476           436,513
  Federal Express, 7.50%, due 1/15/18.............................       212,889           233,905
  Northwest Airlines, 7.575%, due 9/01/20.........................       743,858           759,323
  US Air, Inc., 8.36%, due 1/20/19................................       657,217           638,789
                                                                                     -------------
                                                                                         2,068,530

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                                                      PRINCIPAL
                                                                       AMOUNT            VALUE
                                                                    -------------    --------------
  TRANSPORTATION EQUIPMENT (0.73%)
  Ford Motor Co., 9.215%, due 9/15/21.............................  $    150,000     $     164,651
                                                                                     -------------
Total Corporate Bonds.............................................                       7,760,607
MORTGAGE-BACKED SECURITIES (37.32%)
------------------------------------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (0.03%)
  Pool # 50276, 9.50%, due 2/01/20................................         6,577             7,292
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (37.29%)
  Pool # 1512, 7.50%, due 12/20/23................................       135,512           143,756
  Pool # 22630, 6.50%, due 8/01/28................................       283,023           289,208
  Pool # 2631, 7.00%, due 8/01/28.................................       333,980           346,680
  Pool # 2658, 6.50%, due 10/01/28................................       515,806           527,078
  Pool # 2701, 6.50%, due 1/20/29.................................       587,440           599,738
  Pool # 2796, 7.00%, due 8/01/29.................................       622,833           646,254
  Pool # 3039, 6.50%, due 2/01/31.................................       299,508           305,103
  Pool # 3040, 7.00%, due 2/01/31.................................       643,072           667,111
  Pool # 3188, 6.50%, due 2/20/32.................................     1,460,647         1,487,802
  Pool # 3239, 6.50%, due 5/01/32.................................     1,191,760         1,213,916
  Pool # 3573, 6.50%, due 7/20/32.................................     2,000,000         2,037,500
  Pool # 236070, 10.00%, due 10/15/12.............................        70,679            75,699
  Pool # 276337, 10.00%, due 8/15/19..............................        22,951            25,818
                                                                                     -------------
                                                                                         8,365,663
                                                                                     -------------
Total Mortgage-Backed Securities..................................                       8,372,955
UNITED STATES TREASURY OBLIGATIONS (1.94%)
-------------------------------------------------
  U.S. Treasury Note, 7.25%, due 8/15/04..........................       400,000           435,312
SHORT-TERM INVESTMENTS (27.97%)
------------------------------------
  COMMERCIAL PAPER (11.30%)
  American General Finance Corp., 1.78%, due 7/22/02..............       425,000           425,000
  American General Finance Corp., 1.77%, due 7/22/02..............       425,000           425,000
  American General Finance Corp., 1.76%, due 7/24/02..............       400,000           400,000
  General Electric Capital Corp., 1.78%, due 7/22/02..............       625,000           625,000
  General Electric Capital Corp., 1.78%, due 7/22/02..............       660,000           660,000
                                                                                     -------------
                                                                                         2,535,000
  UNITED STATES GOVERNMENT AGENCIES (12.58%)
  Federal Farm Credit Bank, due 8/05/02...........................       500,000           499,104
  Federal Home Loan Mortgage Corp., due 7/03/02...................       425,000           424,914
  Federal Home Loan Mortgage Corp., due 7/30/02...................       550,000           549,194
  Federal National Mortgage Assoc., due 8/01/02...................       450,000           449,285
  Federal National Mortgage Assoc., due 8/07/02...................       400,000           399,244
  Federal National Mortgage Assoc., due 7/12/02...................       500,000           499,693
                                                                                     -------------
                                                                                         2,821,434

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  MONEY MARKET MUTUAL FUND (4.09%)
  Blackrock Provident Institutional Funds, T-Fund Portfolio.......       917,433     $     917,433
                                                                                     -------------
Total Short-Term Investments......................................                       6,273,867
                                                                                     -------------
Total Investments (108.25%).......................................                      24,282,756
OTHER ASSETS LESS LIABILITIES (-8.25%)
------------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities....................................................                      (1,850,540)
                                                                                     -------------
Total Net Assets (100.00%)........................................                   $  22,432,216
                                                                                     =============

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
JUNE 30, 2002
(UNAUDITED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
COMMON STOCKS (0.40%)
--------------------------
  FOOD STORES
  Penn Traffic Co.................................................         9,092(1)  $      90,920
PREFERRED STOCKS (5.48%)
-----------------------------
  HOLDING AND OTHER INVESTMENT OFFICES (1.46%)
  New Plan Excel Realty Trust.....................................         7,000           327,907
  METAL MINING (4.02%)
  Cameco Corp.....................................................        36,000           900,000
                                                                                     -------------
Total Preferred Stocks............................................                       1,227,907

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                    -------------
CORPORATE BONDS (74.98%)
-----------------------------
  APPAREL AND OTHER TEXTILE PRODUCTS (0.77%)
  Dan River, Inc., 10.125%, due 12/15/03..........................  $    200,000           173,000
  BUSINESS SERVICES (2.73%)
  Cendant Corporation, 7.75%, due 12/01/03........................       600,000           612,654
  CHEMICALS AND ALLIED PRODUCTS (11.77%)
  Lyondell Chemical Co., 9.625%, due 5/01/07......................       900,000           864,000
  Nova Chemicals, Ltd., 7.88%, due 9/15/25........................       800,000           747,904
  Polyone Corp., 8.88%, due 5/01/12...............................       750,000           759,638
  Terra Industries, Inc., 10.50%, due 6/15/05.....................       300,000           265,500
                                                                                     -------------
                                                                                         2,637,042
  COMMUNICATIONS (2.26%)
  Telephone & Data Systems, Inc., 7.00%, due 8/01/06..............       500,000           507,145
  DEPOSITORY INSTITUTIONS (4.17%)
  Dime Bancorp, Inc., 9.00%, due 12/19/02.........................       500,000           513,610
  Hudson United Bancorp, 8.20%, due 9/15/06.......................       400,000           419,880
                                                                                     -------------
                                                                                           933,490
  ELECTRIC, GAS AND SANITARY SERVICES (18.03%)
  Allied Waste North America, 10.00%, due 8/01/09.................       800,000           794,000
  Cleveland Electric Illuminating Co., 9.00%, due 7/01/23.........     1,000,000         1,043,210
  ESI Tractebel, 7.99%, due 12/30/11..............................       340,000           330,993
  Gulf States Utilities, 8.94%, due 1/01/22.......................       700,000           728,238
  Northwestern Corp., 8.75%, due 3/15/12..........................     1,000,000           891,660
  Waterford 3 Nuclear Power Plant, 8.09%, due 1/02/17.............       251,111           251,523
                                                                                     -------------
                                                                                         4,039,624
  FOOD STORES (0.20%)
  Penn Traffic Co., 11.00%, due 6/29/09...........................        47,850            44,800

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO (CONTINUED)

                                                                      PRINCIPAL
                                                                       AMOUNT            VALUE
                                                                    -------------    --------------
  GENERAL MERCHANDISE STORES (2.73%)
  DR Structured Finance, 8.35%, due 2/15/04.......................  $    540,183     $     345,717
  J.C. Penney & Co., 8.25%, due 8/15/22...........................       300,000           266,625
                                                                                     -------------
                                                                                           612,342
  HOLDING AND OTHER INVESTMENT OFFICES (12.30%)
  Bradley Operating, L.P., 7.20%, due 1/15/08.....................       450,000           416,263
  Federal Realty Investment Trust, 7.48%, due 8/15/26.............       600,000           609,336
  Price Development Company, 7.29%, due 3/11/08...................       450,000           447,867
  SUSA Partnership, L.P., 8.20%, due 6/01/17......................       325,000           372,704
  Trinet Corp. Realty, 6.75%, due 3/01/13.........................       900,000           910,035
                                                                                     -------------
                                                                                         2,756,205
  INDUSTRIAL MACHINERY AND EQUIPMENT (4.04%)
  AGCO Corp., 8.50%, due 3/15/06..................................       900,000           904,500
  LUMBER AND WOOD PRODUCTS (1.62%)
  Georgia-Pacific Corp., 9.875%, due 11/01/21.....................       225,000           220,219
  Georgia-Pacific Corp., 9.125%, due 7/01/22......................       150,000           143,812
                                                                                     -------------
                                                                                           364,031
  METAL MINING (5.48%)
  Battle Mountain Gold Co., 6.0%, due 1/04/05.....................       570,000           561,450
  Teck Cominco Ltd., 3.75%, due 7/15/06...........................       800,000           665,984
                                                                                     -------------
                                                                                         1,227,434
  OIL AND GAS EXTRACTION (4.30%)
  Pool Energy Services, 8.625%, due 4/01/08.......................       900,000           964,026
  PAPER AND ALLIED PRODUCTS (0.91%)
  Container Corp. of America, 9.75%, due 4/01/03..................       200,000           205,000
  WATER TRANSPORTATION (3.67%)
  Windsor Petroleum Transportation, 7.84%, due 1/15/21............     1,000,000           821,250
                                                                                     -------------
Total Corporate Bonds.............................................                      16,802,543
SHORT-TERM INVESTMENTS (17.59%)
------------------------------------
  COMMERCIAL PAPER (4.46%)
  American General Finance Corp., 1.77%, due 7/24/02..............       500,000           500,000
  General Electric Capital Corp., 1.73%, due 7/11/02..............       500,000           500,000
                                                                                     -------------
                                                                                         1,000,000
  UNITED STATES GOVERNMENT AGENCIES (8.80%)
  Federal Farm Credit Bank, due 8/06/02...........................       600,000           598,909
  Federal Home Loan Mortgage Corp., due 7/30/02...................       425,000           424,377
  Federal National Mortgage Assoc., due 8/07/02...................       475,000           474,102
  Federal National Mortgage Assoc., due 8/09/02...................       475,000           474,086
                                                                                     -------------
                                                                                         1,971,474

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  MONEY MARKET MUTUAL FUND (4.33%)
  Blackrock Provident Institutional Funds, T-Fund Portfolio.......       970,156     $     970,156
                                                                                     -------------
Total Short-Term Investments......................................                       3,941,631
                                                                                     -------------
Total Investments (98.45%)........................................                      22,063,000
OTHER ASSETS LESS LIABILITIES (1.55%)
-----------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities....................................................                         346,915
                                                                                     -------------
Total Net Assets (100.00%)........................................                   $  22,409,915
                                                                                     =============

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JUNE 30, 2002
(UNAUDITED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
COMMON STOCKS (62.10%)
---------------------------
  BUSINESS SERVICES (1.17%)
  Computer Associates International, Inc..........................         7,100     $     112,819
  Compuware Corp..................................................        17,000(1)        103,190
  Microsoft Corp..................................................         3,700(1)        200,244
  Symantec Corp...................................................         7,600(1)        249,660
                                                                                     -------------
                                                                                           665,913
  CHEMICALS AND ALLIED PRODUCTS (4.99%)
  Bristol-Myers Squibb Co.........................................        12,300           316,110
  GlaxoSmithKline plc.............................................         4,700           202,758
  IVAX Corp.......................................................        21,500(1)        232,200
  Johnson & Johnson...............................................         8,600           449,436
  Merck & Co., Inc................................................        14,400           729,216
  Mylan Laboratories, Inc.........................................        11,700           366,795
  Pharmacia Corp..................................................        13,150           492,467
  Zimmer Holdings, Inc............................................         1,230(1)         43,862
                                                                                     -------------
                                                                                         2,832,844
  COMMUNICATIONS (1.28%)
  ADC Telecommunications..........................................        39,900(1)         91,371
  AT&T Corp.......................................................        12,150           130,005
  Centurytel, Inc.................................................        17,040           502,680
  WorldCom, Inc. - WorldCom Group.................................        10,100(1)             --
                                                                                     -------------
                                                                                           724,056
  DEPOSITORY INSTITUTIONS (6.11%)
  Associated Banc Corp............................................        15,222           574,022
  Bank of America.................................................         6,175           434,473
  Community Bank Systems, Inc.....................................        10,685           344,591
  FleetBoston Financial Corp......................................        20,055           648,779
  U. S. Bancorp...................................................        49,082         1,146,064
  Wachovia Corp...................................................         8,328           317,963
                                                                                     -------------
                                                                                         3,465,892

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  ELECTRIC, GAS AND SANITARY SERVICES (11.62%)
  Alliant Energy Corp.............................................        22,115     $     568,356
  Atmos Energy Corp...............................................        44,552         1,044,298
  Black Hills Corp................................................         9,200           318,320
  Dynegy, Inc.....................................................        23,050           165,960
  Laclede Group, Inc..............................................        37,892           889,704
  Nisource, Inc...................................................         8,100           176,823
  Northwest Natural Gas Co........................................        48,600         1,418,148
  Puget Energy, Inc...............................................        38,560           797,806
  Teco Energy, Inc................................................        11,745           287,753
  Williams Companies, Inc.........................................        16,600            99,434
  Xcel Energy, Inc................................................        49,290           826,593
                                                                                     -------------
                                                                                         6,593,195
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (1.81%)
  Acuity Brands, Inc..............................................        33,850           616,070
  Adaptec, Inc....................................................        24,850(1)        196,067
  Intel Corp......................................................         5,800           105,966
  National Service Industries, Inc................................         8,462            79,204
  Roxio, Inc......................................................         4,090(1)         29,448
                                                                                     -------------
                                                                                         1,026,755
  FABRICATED METAL PRODUCTS (0.70%)
  Cooper Industries, Inc..........................................        10,121           397,755
  FOOD AND KINDRED PRODUCTS (7.24%)
  ConAgra Foods, Inc..............................................        49,530         1,369,505
  Dean Foods Co...................................................        10,398(1)        387,845
  Philip Morris Companies, Inc....................................        29,100         1,271,088
  Sara Lee Corp...................................................        24,100           497,424
  Sensient Technologies Corp......................................        25,465           579,583
                                                                                     -------------
                                                                                         4,105,445
  FOOD STORES (0.75%)
  Safeway, Inc....................................................         6,100(1)        178,059
  7-Eleven, Inc...................................................        30,240(1)        246,456
                                                                                     -------------
                                                                                           424,515
  GENERAL MERCHANDISE STORES (0.72%)
  Federated Department Stores, Inc................................        10,281(1)        408,156
  HEALTH SERVICES (1.32%)
  Schering-Plough Corp............................................        15,700           386,220
  Select Medical Corp.............................................           300(1)          4,698
  Universal Health Services, Inc..................................         4,250(1)        208,250
  Taro Pharmaceutical Industries, Ltd.............................         6,030(1)        147,856
                                                                                     -------------
                                                                                           747,024

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  HOLDING AND OTHER INVESTMENT OFFICES (3.36%)
  Highwoods Properties, Inc.......................................        21,500     $     561,150
  MBIA, Inc.......................................................        13,081           739,469
  Reckson Associates Realty Corp..................................        24,260           604,074
                                                                                     -------------
                                                                                         1,904,693
  INDUSTRIAL MACHINERY & EQUIPMENT (1.22%)
  EMC Corp........................................................        13,800(1)        104,190
  Hewlett-Packard Co..............................................         6,900           105,432
  Ingersoll-Rand Co...............................................        10,622           485,001
                                                                                     -------------
                                                                                           694,623
  INSTRUMENTS AND RELATED PRODUCTS (2.73%)
  Becton Dickinson & Co...........................................        23,500           809,575
  Pall Corp.......................................................        35,650           739,738
                                                                                     -------------
                                                                                         1,549,313
  INSURANCE CARRIERS (1.22%)
  Allstate Corp...................................................        17,100           632,358
  Principal Financial Group.......................................         1,900(1)         58,900
                                                                                     -------------
                                                                                           691,258
  METAL MINING (1.38%)
  Barrick Gold Corp...............................................        41,200           782,388
  OIL AND GAS EXTRACTION (3.01%)
  Occidental Petroleum Co.........................................        21,500           644,785
  Offshore Logistics..............................................        35,850(1)        856,457
  Veritas DGC, Inc................................................        16,400(1)        206,640
                                                                                     -------------
                                                                                         1,707,882
  PAPER AND ALLIED PRODUCTS (2.17%)
  Abitibi Consolidated, Inc.......................................       133,500         1,232,205
  PETROLEUM AND COAL PRODUCTS (4.44%)
  Conoco, Inc.....................................................        44,500         1,237,100
  Marathon Oil Corp...............................................        21,800           591,216
  Phillips Petroleum Co...........................................        11,700           688,896
                                                                                     -------------
                                                                                         2,517,212
  PRIMARY METAL INDUSTRIES (0.15%)
  Wolverine Tube, Inc.............................................        11,400(1)         86,070
  PRINTING AND PUBLISHING (1.34%)
  Belo Corp.......................................................        33,600           759,696

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  TRANSPORTATION EQUIPMENT (3.37%)
  Fleetwood Enterprises, Inc......................................           141(1)  $       1,230
  Honeywell International, Inc....................................        16,600           584,818
  ITT Industries, Inc.............................................         9,400           663,640
  SPX Corp........................................................         5,614(1)        659,645
                                                                                     -------------
                                                                                         1,909,333
                                                                                     -------------
Total Common Stocks...............................................                      35,226,223
PREFERRED STOCKS (7.93%)
-----------------------------
  DEPOSITORY INSTITUTIONS (0.63%)
  Taylor Capital Group, Inc.......................................        26,000           359,125
  ELECTRIC, GAS AND SANITARY SERVICES (1.21%)
  Virginia Electric & Power.......................................        27,100           684,004
  PETROLEUM AND COAL PRODUCTS (2.44%)
  Nexen, Inc......................................................        56,000         1,386,000
  WHOLESALE TRADE -- NONDURABLE GOODS (3.65%)
  Howell Corp.....................................................        30,000         1,492,500
  Suiza Capital Trust II..........................................        11,200           578,200
                                                                                     -------------
                                                                                         2,070,700
                                                                                     -------------
Total Preferred Stocks............................................                       4,499,829

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                    -------------
CORPORATE BONDS (2.20%)
----------------------------
  METAL MINING (2.20%)
  Teck Cominco Ltd., 3.75%, due 7/15/06...........................  $  1,500,000         1,248,720
                                                                                     -------------
                                                                                         1,248,720
MORTGAGE-BACKED SECURITIES (9.39%)
-----------------------------------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA) (6.97%)
  Pool # 2796, 7.00%, due 8/01/29.................................       934,249           969,382
  Pool # 3040, 7.00%, due 2/01/31.................................       803,841           833,890
  Pool # 3188, 6.50%, due 2/20/32.................................     1,460,647         1,487,802
  Pool # 3239, 6.50%, due 5/01/32.................................     1,995,933         2,033,039
                                                                                     -------------
Total Mortgage-Backed Securities..................................                       5,324,113
SHORT-TERM INVESTMENTS (18.73%)
------------------------------------
  COMMERCIAL PAPER (8.81%)
  General Electric Capital Corp., 1.74%, due 7/12/02..............     2,000,000         2,000,000
  IBM Corp., 1.75%, due 7/09/02...................................     3,000,000         3,000,000
                                                                                     -------------
                                                                                         5,000,000

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                      PRINCIPAL
                                                                       AMOUNT            VALUE
                                                                    -------------    --------------
  UNITED STATES GOVERNMENT AGENCIES (7.05%)
  Federal Home Loan Bank, due 7/05/02.............................  $  4,000,000     $   3,998,880

                                                                       SHARES
                                                                        HELD
                                                                    -------------
  MONEY MARKET MUTUAL FUND (2.87%)
  Blackrock Provident Institutional Funds, T-Fund Portfolio.......     1,625,575         1,625,575
                                                                                     -------------
Total Short-Term Investments......................................                      10,624,455
                                                                                     -------------
Total Investments (100.35%).......................................                      56,923,340
OTHER ASSETS LESS LIABILITIES (-0.35%)
------------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities....................................................                        (196,190)
                                                                                     -------------
Total Net Assets (100.00%)........................................                   $  56,727,150
                                                                                     =============

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
JUNE 30, 2002
(UNAUDITED)

                                                                    ANNUALIZED
                                                                     YIELD ON
                                                                     PURCHASE    PRINCIPAL
                                                                       DATE       AMOUNT           VALUE
                                                                    ----------  -----------    --------------
SHORT-TERM INVESTMENTS (99.65%)
------------------------------------
  COMMERCIAL PAPER (18.01%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Corp., 1.76%, due 7/17/02............     1.763%   $  350,000     $     350,000
    General Electric Capital Corp., 1.79%, due 8/02/02............     1.787       255,000           255,000
    IBM Corp., 1.76%, due 9/11/02.................................     1.757       250,000           250,000
    ChevronTexaco, Corp., 1.77%, due 8/23/02......................     1.766       275,000           275,000
    Wells Fargo Financial, 1.70%, due 8/12/02.....................     1.705       385,000           385,000
                                                                                               -------------
  Total Commercial Paper..........................................                                 1,515,000
  UNITED STATES GOVERNMENT AGENCIES (77.48%)
    Federal Home Loan Bank, due 7/10/02...........................     1.782       300,000           299,839
    Federal Home Loan Bank, due 7/22/02...........................     1.728       310,000           309,663
    Federal Home Loan Bank, due 7/31/02...........................     1.740       325,000           324,505
    Federal Home Loan Bank, due 8/14/02...........................     1.772       375,000           374,164
    Federal Home Loan Bank, due 8/19/02...........................     1.730       385,000           384,072
    Federal Home Loan Bank, due 9/04/02...........................     1.729       300,000           299,051
    Federal Home Loan Bank, due 9/17/02...........................     1.741       300,000           298,860
    Federal Home Loan Mortgage Corp., due 7/02/02.................     1.707       275,000           274,961
    Federal Home Loan Mortgage Corp., due 7/03/02.................     1.854       250,000           249,949
    Federal Home Loan Mortgage Corp., due 7/15/02.................     1.739       350,000           349,733
    Federal Home Loan Mortgage Corp., due 7/30/02.................     1.748       390,000           389,422
    Federal Home Loan Mortgage Corp., due 8/08/02.................     1.761       325,000           324,374
    Federal Home Loan Mortgage Corp., due 8/09/02.................     1.727       300,000           299,419
    Federal National Mortgage Assoc., due 7/01/02.................     1.781       350,000           349,966
    Federal National Mortgage Assoc., due 7/08/02.................     1.716       270,000           269,886
    Federal National Mortgage Assoc., due 7/12/02.................     1.726       225,000           224,862
    Federal National Mortgage Assoc., due 7/16/02.................     1.674       250,000           249,805
    Federal National Mortgage Assoc., due 8/07/02.................     1.772       375,000           374,291
    Federal National Mortgage Assoc., due 8/16/02.................     1.729       350,000           349,206
    Federal National Mortgage Assoc., due 9/16/02.................     1.721       225,000           224,165
    Federal National Mortgage Assoc., due 9/18/02.................     1.731       300,000           298,852
                                                                                               -------------
  Total United States Government Agencies.........................                                 6,519,045
  UNITED STATES TREASURY OBLIGATION (4.16%)
    U.S. Treasury Note, due 7/11/02 ..............................     1.695       350,000           349,805
                                                                                               -------------
Total Short-Term Investments......................................                                 8,383,850
OTHER ASSETS LESS LIABILITIES (.35%)
----------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities....................................................                                    29,409
                                                                                               -------------
Total Net Assets (100.00%)........................................                             $   8,413,259
                                                                                               =============

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JUNE 30, 2002
(UNAUDITED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
COMMON STOCKS (94.84%)
---------------------------
  BUSINESS SERVICES (2.58%)
  AOL Time Warner, Inc............................................        50,502(1)  $     742,884
  Microsoft Corp..................................................        20,540(1)      1,111,625
                                                                                     -------------
                                                                                         1,854,509
  CHEMICALS AND ALLIED PRODUCTS (14.21%)
  Bristol-Myers Squibb Co.........................................        36,063           926,819
  DuPont (EI) de Nemours..........................................        26,881         1,193,516
  Johnson & Johnson...............................................        43,580         2,277,491
  Lilly (Eli) & Co................................................        18,022         1,016,441
  Merck & Co., Inc................................................        28,928         1,464,914
  Pfizer, Inc.....................................................        36,882         1,290,870
  Procter & Gamble Co.............................................        20,521         1,832,525
  Zimmer Holdings, Inc............................................         6,054(1)        215,886
                                                                                     -------------
                                                                                        10,218,462
  COMMUNICATIONS (7.31%)
  AT&T Corp.......................................................        48,664           520,705
  Avaya, Inc......................................................        10,824(1)         53,579
  SBC Communications, Inc.........................................        35,565         1,084,733
  Verizon Communications..........................................        32,907         1,321,216
  Viacom, Inc. - Class B..........................................        51,228(1)      2,272,986
  Worldcom, Inc. - Worldcom Group.................................        32,917(1)              -
                                                                                     -------------
                                                                                         5,253,219
  DEPOSITORY INSTITUTIONS (7.17%)
  Bank of America.................................................        23,298         1,639,247
  Citigroup, Inc..................................................        49,326         1,911,383
  J. P. Morgan Chase & Co.........................................        47,270         1,603,398
                                                                                     -------------
                                                                                         5,154,028
  EATING AND DRINKING PLACES (2.05%)
  McDonald's Corp.................................................        51,752         1,472,344
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (5.80%)
  Agere Systems, Inc..............................................           541(1)            757
  Agere Systems, Inc. - Class B...................................        13,282(1)         19,923
  General Electric Co.............................................        61,876         1,797,498
  Intel Corp......................................................        46,206           844,184
  Lucent Technologies, Inc........................................       104,446(1)        173,380
  McData Corp.....................................................        16,793(1)        147,946
  Motorola, Inc...................................................        37,949           547,225
  Texas Instruments, Inc..........................................        27,001           639,924
                                                                                     -------------
                                                                                         4,170,837

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  FOOD AND KINDRED PRODUCTS (7.21%)
  Coca-Cola Co. (The).............................................        26,389     $   1,477,784
  PepsiCo, Inc....................................................        41,360         1,993,552
  Philip Morris Companies, Inc....................................        38,965         1,701,991
  J. M. Smucker Co................................................           389            13,277
                                                                                     -------------
                                                                                         5,186,604
  GENERAL MERCHANDISE STORES (4.62%)
  Wal-Mart Stores, Inc............................................        60,363         3,320,569
  INDUSTRIAL MACHINERY AND EQUIPMENT (12.61%)
  Caterpillar, Inc................................................        32,307         1,581,428
  Cisco Systems, Inc..............................................        62,268(1)        868,639
  Dell Computer Corp..............................................        39,460(1)      1,031,484
  EMC Corp........................................................        38,068(1)        287,413
  Hewlett-Packard Co..............................................        41,279           630,743
  International Business Machines Corp............................        25,281         1,820,232
  Oracle Corp.....................................................        58,314(1)        552,234
  Sun Microsystems, Inc...........................................        52,788(1)        264,468
  3M Co...........................................................        16,534         2,033,682
                                                                                     -------------
                                                                                         9,070,323
  INSTRUMENTS AND RELATED PRODUCTS (1.36%)
  Agilent Technologies, Inc.......................................        12,407(1)        296,279
  Eastman Kodak Co................................................        23,318           680,186
                                                                                     -------------
                                                                                           976,465
  INSURANCE CARRIERS (3.60%)
  American International Group, Inc...............................        37,964         2,590,284
  LUMBER AND WOOD PRODUCTS (1.32%)
  Home Depot, Inc.................................................        25,913           951,784
  MOTION PICTURES (1.39%)
  Disney (Walt) Co................................................        52,949         1,000,736
  PAPER AND ALLIED PRODUCTS (1.94%)
  International Paper Co..........................................        32,017         1,395,300
  PETROLEUM AND COAL PRODUCTS (4.93%)
  Exxon Mobil Corp................................................        86,571         3,542,485
  PRIMARY METAL INDUSTRIES (3.25%)
  Alcoa, Inc......................................................        70,598         2,340,323
  SECURITY AND COMMODITY BROKERS (2.67%)
  American Express Co.............................................        52,797         1,917,587

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                                                       SHARES
                                                                        HELD             VALUE
                                                                    -------------    --------------
  TRANSPORTATION EQUIPMENT (10.45%)
  Boeing Co. (The)................................................        32,082     $   1,443,690
  Ford Motor Co...................................................        64,327         1,029,232
  General Motors Corp.............................................        25,590         1,367,786
  Honeywell International, Inc....................................        38,024         1,339,586
  United Technologies Corp........................................        34,361         2,333,112
                                                                                     -------------
                                                                                         7,513,406
  WHOLESALE -- DURABLE GOODS (0.37%)
  Visteon Corp....................................................        18,615           264,332
                                                                                     -------------
Total Common Stocks...............................................                      68,193,597
SHORT-TERM INVESTMENTS (11.78%)
------------------------------------
  MONEY MARKET MUTUAL FUND (3.03%)
  Blackrock Provident Institutional Funds, T-Fund Portfolio.......     2,178,026         2,178,026

                                                                      PRINCIPAL
                                                                       AMOUNT
                                                                    -------------
  UNITED STATES GOVERNMENT AGENCIES (8.75%)
  Federal Farm Credit Bank, due 7/17/02...........................  $  2,000,000         1,998,244
  Federal Home Loan Mortgage Assoc., due 7/02/02..................     1,300,000         1,299,811
  Federal National Mortgage Assoc., due 7/12/02...................     2,000,000         1,998,772
  Federal National Mortgage Assoc., due 8/09/02...................     1,000,000           998,075
                                                                                     -------------
                                                                                         6,294,902
                                                                                     -------------
Total Short-Term Investments......................................                       8,472,928
                                                                                     -------------
Total Investments (106.62%).......................................                      76,666,525
OTHER ASSETS LESS LIABILITIES (-6.62%)
------------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities....................................................                      (4,765,072)
                                                                                     -------------
Total Net Assets (100.00%)........................................                   $  71,901,453
                                                                                     =============

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002
(UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    EquiTrust Variable Insurance Series Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). Shares of the Fund are sold only to certain life insurance companies' separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company and EquiTrust Life Insurance Company (see NOTE 3).

    All portfolios, other than the Money Market Portfolio, value their common stocks, preferred stocks, corporate bonds, United States Treasury obligations and mortgage-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. If the mean is not available, exchange traded securities are valued using the prior day's closing prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below.

    The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Portfolio.

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

    Dividends and distributions to shareholders are recorded on the ex-dividend date.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.  FEDERAL INCOME TAXES (CONTINUED)

    At June 30, 2002, the following Portfolios had approximate net capital loss carryforwards set forth below:

     NET CAPITAL                        PORTFOLIO
     LOSS             ---------------------------------------------
     CARRYFORWARDS       VALUE     STRATEGIC                 BLUE
     EXPIRE IN:         GROWTH       YIELD      MANAGED      CHIP
     ----------       -----------  ----------  ----------  --------
     2006...........  $ 7,177,000
     2007...........               $    9,000  $  396,000
     2008...........    2,848,000      14,000   3,398,000
     2010...........                1,922,000     398,000  $225,000
                      -----------  ----------  ----------  --------
                      $10,025,000  $1,945,000  $4,192,000  $225,000
                      ===========  ==========  ==========  ========

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the portfolios and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each portfolio's average daily net assets as follows: Value Growth Portfolio -- 0.45%; High Grade Bond Portfolio -- 0.30%; Strategic Yield Portfolio -- 0.45%; Managed Portfolio -- 0.45%; Money Market Portfolio -- 0.25% ; and Blue Chip Portfolio -- 0.20%, and (2) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

    The Fund has entered into an agreement with EquiTrust Investment whereby EquiTrust Investment also serves as the principal underwriter and distributor of the Fund's shares and as the Fund's shareholder service, transfer and dividend disbursing agent. There are no additional fees associated with these services.

    EquiTrust Investment has agreed to reimburse the portfolios annually for total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the portfolio for such period. During the period ended June 30, 2002, EquiTrust Investment further agreed to reimburse any portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65%. For the period ended June 30, 2002, the Fund's expenses did not exceed the reimbursement thresholds and accordingly, no expenses were reimbursed by EquiTrust Investment.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

    Certain officers and trustees of the Fund are also officers of EquiTrust Investment and its affiliate, Farm Bureau Life Insurance Company and other affiliated entities. At June 30, 2002, the total number of the shares of each portfolio owned by Farm Bureau Life Insurance Company, EquiTrust Life Insurance Company (an affiliate), and related separate accounts are as follows:

PORTFOLIO                                            SHARES
---------                                           ---------
Value Growth......................................  4,525,245
High Grade Bond...................................  2,182,318
Strategic Yield...................................  2,511,888
Managed...........................................  4,470,665
Money Market......................................  8,410,925
Blue Chip.........................................  2,372,018

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations.

5.  CAPITAL SHARE TRANSACTIONS

    The Fund has an unlimited number of shares of beneficial interest authorized with no par value. Net assets as of June 30, 2002, for both tax and financial reporting purposes consisted of:

                                                            PORTFOLIO
                           ----------------------------------------------------------------------------
                              VALUE      HIGH GRADE    STRATEGIC                  MONEY        BLUE
                              GROWTH        BOND         YIELD       MANAGED      MARKET       CHIP
                           ------------  -----------  -----------  -----------  ----------  -----------
Paid-in capital..........  $ 56,548,989  $21,854,755  $24,525,143  $56,681,607  $8,413,259  $73,921,447
Accumulated undistributed
 net investment income...       312,069                                711,551                  509,069
Accumulated undistributed
 net realized gain (loss)
 from investment
 transactions............   (10,025,044)      25,366   (1,945,356)  (4,191,688)                (225,218)
Net unrealized
 appreciation
 (depreciation) of
 investments.............    (2,346,163)     552,095     (169,872)   3,525,680               (2,303,845)
                           ------------  -----------  -----------  -----------  ----------  -----------
Net Assets...............  $ 44,489,851  $22,432,216  $22,409,915  $56,727,150  $8,413,259  $71,901,453
                           ============  ===========  ===========  ===========  ==========  ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

    Transactions in shares of beneficial interest for each portfolio were as follows:

                                                     SHARES ISSUED IN
                                                      REINVESTMENT OF
                                                       DIVIDENDS AND                                  NET INCREASE
                                 SHARES SOLD           DISTRIBUTIONS         SHARES REDEEMED           (DECREASE)
                           -----------------------  -------------------  -----------------------  ---------------------
PORTFOLIO                    SHARES      AMOUNT     SHARES     AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT
---------                  ----------  -----------  -------  ----------  ----------  -----------  ---------  ----------
Period ended June 30, 2002:
  Value Growth...........     185,214  $ 1,900,778   79,813  $  815,691     119,393  $ 1,223,719    145,634  $1,492,750
  High Grade Bond........     366,044    3,715,182   43,468     441,206      95,666      970,794    313,846   3,185,594
  Strategic Yield........     258,239    2,293,801   64,710     574,700      73,043      648,873    249,906   2,219,628
  Managed................     305,966    3,954,612  143,639   1,801,236     116,399    1,496,426    333,206   4,259,422
  Money Market...........  14,077,095   14,077,095   33,800      33,800  15,017,798   15,017,798   (906,903)   (906,903)
  Blue Chip..............      98,817    3,260,246   34,889   1,156,568      76,254    2,512,637     57,452   1,904,177

Year ended December 31, 2001:
  Value Growth...........     470,182  $ 4,774,592   87,103  $  864,927     226,825  $ 2,286,484    330,460  $3,353,035
  High Grade Bond........     492,842    4,959,682   99,473   1,002,870     135,702    1,369,519    456,613   4,593,033
  Strategic Yield........     399,236    3,644,096  158,682   1,452,379     150,420    1,378,751    407,498   3,717,724
  Managed................     375,473    4,812,951  176,817   2,164,240     232,500    2,967,685    319,790   4,009,506
  Money Market...........  18,609,592   18,609,592  217,582     217,582  16,740,014   16,740,014  2,087,160   2,087,160
  Blue Chip..............     203,956    7,206,278   46,599   1,826,241     150,300    5,273,031    100,255   3,759,488

6.  INVESTMENT TRANSACTIONS

    For the period ended June 30, 2002, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

PORTFOLIO                                 PURCHASES     SALES
---------                                 ----------  ----------
Value Growth............................  $4,731,905  $3,497,807
High Grade Bond.........................           0     632,102
Strategic Yield.........................   5,370,875   4,668,846
Managed.................................   3,758,410   3,004,231
Blue Chip...............................   4,842,436     116,790

    At June 30, 2002, net federal income tax unrealized appreciation (depreciation) of investments by portfolio was composed of the following:

                                 TAX COST OF        GROSS UNREALIZED             NET UNREALIZED
                                 INVESTMENTS   --------------------------  APPRECIATION (DEPRECIATION)
PORTFOLIO                       IN SECURITIES  APPRECIATION  DEPRECIATION        OF INVESTMENTS
---------                       -------------  ------------  ------------  ---------------------------
Value Growth..................   $47,202,090   $ 4,477,005   $ (6,823,168)         $(2,346,163)
High Grade Bond...............    23,730,661       698,986       (146,891)             552,095
Strategic Yield...............    22,232,872       399,129       (569,001)            (169,872)
Managed.......................    53,397,660     7,309,874     (3,784,194)           3,525,680
Blue Chip.....................    78,970,370    12,885,415    (15,189,260)          (2,303,845)

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income for the following portfolios were declared daily and were payable on the last business day of the month as follows:

                                               PORTFOLIO
                                     ------------------------------
                                     HIGH GRADE  STRATEGIC   MONEY
PAYABLE DATE                            BOND       YIELD    MARKET
------------                         ----------  ---------  -------
January 31, 2002...................    $.0398     $.0492    $.0011
February 28, 2002..................     .0406      .0470     .0009
March 28, 2002.....................     .0482      .0546     .0010
April 30, 2002.....................     .0417      .0484     .0011
May 31, 2002.......................     .0376      .0448     .0010
June 28, 2002......................     .0473      .0506     .0009
                                       ------     ------    ------
Total dividends per share..........    $.2552     $.2946    $.0060
                                       ======     ======    ======

    In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions, were paid during the period ended June 30, 2002, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                             DIVIDEND
                                                              AMOUNT
                          DECLARATION   RECORD     PAYABLE     PER
    PORTFOLIO                DATE        DATE       DATE      SHARE
    ---------             -----------  ---------  ---------  --------
    Value Growth........     1/23/02    1/23/02    1/24/02   $0.1857
    Managed.............     1/23/02    1/23/02    1/24/02    0.4328
    Blue Chip...........     1/23/02    1/23/02    1/24/02    0.4987

    For federal income tax purposes, the funds designate capital gain dividends as follows:

CAPITAL GAINS DISTRIBUTIONS:

                          DECLARATION   RECORD     PAYABLE    AMOUNT
    PORTFOLIO                DATE        DATE       DATE     PER SHARE
    ---------             -----------  ---------  ---------  ---------
    High Grade..........     1/23/02    1/23/02    1/24/02    $0.0103

    The tax character of dividends and distributions to shareholders during 2002 and 2001 were the same for tax and financial reporting purposes.

                 (This page has been left blank intentionally.)

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS
PERIOD ENDED JUNE 30, 2002 (UNAUDITED) AND
YEARS ENDED DECEMBER 31, 2001, 2000, 1999 AND 1998

                                                                     VALUE GROWTH
                                                                       PORTFOLIO
                                                  ---------------------------------------------------
                                                   2002       2001       2000       1999       1998
                                                  -------    -------    -------    -------    -------
Net asset value, beginning of period..........    $ 10.39    $  9.92    $  8.69    $  9.50    $ 12.58
  Income From Investment Operations
    Net investment income.....................       0.07       0.18       0.22       0.18       0.22
    Net gains (losses) on securities
     (both realized and unrealized)...........      (0.44)      0.50       1.20      (0.77)     (3.29)
                                                  -------    -------    -------    -------    -------
  Total from investment operations............      (0.37)      0.68       1.42      (0.59)     (3.07)
                                                  -------    -------    -------    -------    -------
  Less Distributions
    Dividends (from net investment income)....      (0.19)     (0.21)     (0.19)     (0.22)     (0.01)
    Distributions (from capital gains)........
    Distributions in excess of net realized
     gains....................................
                                                  -------    -------    -------    -------    -------
  Total distributions.........................      (0.19)     (0.21)     (0.19)     (0.22)     (0.01)
                                                  -------    -------    -------    -------    -------
Net asset value, end of period................    $  9.83    $ 10.39    $  9.92    $  8.69    $  9.50
                                                  =======    =======    =======    =======    =======
Total Return:
  Total investment return based on net asset
   value (1)..................................      -3.67%      6.98%     16.71%     -6.34%    -24.43%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)...    $44,490    $45,522    $40,173    $40,848    $42,664
  Ratio of total expenses to average net
   assets.....................................       0.57%(2)    0.57%     0.57%      0.57%      0.56%
  Ratio of net expenses to average net
   assets.....................................       0.57%(2)    0.57%     0.56%      0.57%      0.55%
  Ratio of net investment income to average
   net assets.................................       1.38%(2)    1.89%     2.34%      1.91%      2.17%
  Portfolio turnover rate.....................         10%(3)      40%       78%       152%       230%

------------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period, and is not annualized for periods less than one year.
(2)  Computed on an annualized basis.
(3)  Not annualized.

SEE ACCOMPANYING NOTES.

                                                                         HIGH
                                                                      GRADE BOND
                                                                       PORTFOLIO
                                                  ---------------------------------------------------
                                                   2002       2001       2000       1999       1998
                                                  -------    -------    -------    -------    -------
Net asset value, beginning of period..........    $ 10.08    $  9.82    $  9.49    $ 10.19    $ 10.11
  Income From Investment Operations
    Net investment income.....................       0.26       0.62       0.67       0.62       0.66
    Net gains (losses) on securities
     (both realized and unrealized)...........       0.18       0.26       0.34      (0.67)      0.08
                                                  -------    -------    -------    -------    -------
  Total from investment operations............       0.44       0.88       1.01      (0.05)      0.74
                                                  -------    -------    -------    -------    -------
  Less Distributions
    Dividends (from net investment income)....      (0.26)     (0.62)     (0.67)     (0.62)     (0.66)
    Distributions (from capital gains)........      (0.01)                (0.01)     (0.03)
    Distributions in excess of net realized
     gains....................................
                                                  -------    -------    -------    -------    -------
  Total distributions.........................      (0.27)     (0.62)     (0.68)     (0.65)     (0.66)
                                                  -------    -------    -------    -------    -------
Net asset value, end of period................    $ 10.25    $ 10.08    $  9.82    $  9.49    $ 10.19
                                                  =======    =======    =======    =======    =======
Total Return:
  Total investment return based on net asset
   value (1)..................................       4.37%      9.10%     11.14%     (0.46)%     7.51%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)...    $22,432    $18,908    $13,934    $13,638    $10,255
  Ratio of total expenses to average net
   assets.....................................       0.44%(2)    0.45%     0.45%      0.48%      0.50%
  Ratio of net expenses to average net
   assets.....................................       0.44%(2)    0.45%     0.45%      0.47%      0.46
  Ratio of net investment income to average
   net assets.................................       5.13%(2)    6.10%     7.03%      6.34%      6.44%
  Portfolio turnover rate.....................          9%(3)      17%        7%        24%        46%

                                                                     STRATEGIC
                                                                       YIELD
                                                                     PORTFOLIO
                                                ---------------------------------------------------
                                                 2002       2001       2000       1999       1998
                                                -------    -------    -------    -------    -------
Net asset value, beginning of period..........  $  8.90    $  8.82    $  9.30    $ 10.17    $ 10.21
  Income From Investment Operations
    Net investment income.....................     0.29       0.73       0.75       0.74       0.71
    Net gains (losses) on securities
     (both realized and unrealized)...........     0.00       0.08      (0.48)     (0.81)     (0.03)
                                                -------    -------    -------    -------    -------
  Total from investment operations............     0.29       0.81       0.27      (0.07)      0.68
                                                -------    -------    -------    -------    -------
  Less Distributions
    Dividends (from net investment income)....    (0.29)     (0.73)     (0.75)     (0.74)     (0.71)
    Distributions (from capital gains)........                                                (0.01)
    Distributions in excess of net realized
     gains....................................                                     (0.06)
                                                -------    -------    -------    -------    -------
  Total distributions.........................    (0.29)     (0.73)     (0.75)     (0.80)     (0.72)
                                                -------    -------    -------    -------    -------
Net asset value, end of period................  $  8.90    $  8.90    $  8.82    $  9.30    $ 10.17
                                                =======    =======    =======    =======    =======
Total Return:
  Total investment return based on net asset
   value (1)..................................     3.36%      9.22%      3.05%     (0.75)%     6.88%
Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)...  $22,410    $20,182    $16,410    $17,752    $15,680
  Ratio of total expenses to average net
   assets.....................................     0.59%(2)    0.59%     0.59%      0.60%      0.61%
  Ratio of net expenses to average net
   assets.....................................     0.59%(2)    0.59%     0.58%      0.59%      0.58%
  Ratio of net investment income to average
   net assets.................................     6.77%(2)    7.93%     8.30%      7.62%      6.92%
  Portfolio turnover rate.....................       26%(3)      33%        3%        27%        43%

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  MANAGED
                                                                 PORTFOLIO
                                            ---------------------------------------------------
                                             2002       2001       2000       1999       1998
                                            -------    -------    -------    -------    -------
Net asset value, beginning of period....    $ 13.00    $ 12.58    $ 10.54    $ 11.45    $ 12.55
  Income From Investment Operations
    Net investment income...............       0.16       0.44       0.59       0.64       0.53
    Net gains (losses) on securities
     (both realized and unrealized).....      (0.04)      0.55       2.11      (1.02)     (1.63)
                                            -------    -------    -------    -------    -------
  Total from investment operations......       0.12       0.99       2.70      (0.38)     (1.10)
                                            -------    -------    -------    -------    -------
  Less Distributions
    Dividends (from net investment
     income)............................      (0.43)     (0.57)     (0.66)     (0.53)
    Distributions (from capital
     gains).............................
    Distributions in excess of net
     realized gains.....................
                                            -------    -------    -------    -------    -------
  Total distributions...................      (0.43)     (0.57)     (0.66)     (0.53)
                                            -------    -------    -------    -------    -------
Net asset value, end of period..........    $ 12.69    $ 13.00    $ 12.58    $ 10.54    $ 11.45
                                            =======    =======    =======    =======    =======
Total Return:
  Total investment return based on net
   asset value (1)......................       0.98%      8.12%     27.39%     (3.45)%    (8.71)%

Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted).............................    $56,727    $53,795    $48,012    $47,829    $56,434
  Ratio of total expenses to average net
   assets...............................       0.57%(2)    0.56%     0.56%      0.56%      0.55%
  Ratio of net expenses to average net
   assets...............................       0.57%(2)    0.56%     0.55%      0.56%      0.54%
  Ratio of net investment income to
   average net assets...................       2.59%(2)    3.47%     4.96%      5.28%      4.97%
  Portfolio turnover rate...............          8%(3)      40%       85%        43%        74%

                                                               MONEY MARKET
                                                                 PORTFOLIO
                                            ---------------------------------------------------
                                             2002       2001       2000       1999       1998
                                            -------    -------    -------    -------    -------
Net asset value, beginning of period....    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
  Income From Investment Operations
    Net investment income...............      0.01       0.03       0.06       0.04       0.05
    Net gains (losses) on securities
     (both realized and unrealized).....
                                            ------     ------     ------     ------     ------
  Total from investment operations......      0.01       0.03       0.06       0.04       0.05
                                            ------     ------     ------     ------     ------
  Less Distributions
    Dividends (from net investment
     income)............................     (0.01)     (0.03)     (0.06)     (0.04)     (0.05)
    Distributions (from capital
     gains).............................
    Distributions in excess of net
     realized gains
                                            ------     ------     ------     ------     ------
  Total distributions...................     (0.01)     (0.03)     (0.06)     (0.04)     (0.05)
                                            ------     ------     ------     ------     ------
Net asset value, end of period..........    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                            ======     ======     ======     ======     ======
Total Return:
  Total investment return based on net
   asset value (1)......................      0.61%      3.51%      5.85%      4.53%      5.00%

Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted).............................    $8,413     $9,320     $7,233     $6,609     $6,042
  Ratio of total expenses to average net
   assets...............................      0.50%(2)   0.50%      0.50%      0.55%      0.52%
  Ratio of net expenses to average net
   assets...............................      0.49%(2)   0.48%      0.48%      0.54%      0.45%
  Ratio of net investment income to
   average net assets...................      1.24%(2)   3.41%      5.74%      4.49%      4.67%
  Portfolio turnover rate...............         0%(3)      0%         0%         0%         0%

                                                               BLUE CHIP
                                                               PORTFOLIO
                                          ---------------------------------------------------
                                           2002       2001       2000       1999       1998
                                          -------    -------    -------    -------    -------
Net asset value, beginning of period....  $ 34.14    $ 39.29    $ 43.98    $ 36.87    $ 31.01
  Income From Investment Operations
    Net investment income...............     0.21       0.50       0.56       0.54       0.49
    Net gains (losses) on securities
     (both realized and unrealized).....    (3.57)     (4.83)     (4.26)      7.06       5.37
                                          -------    -------    -------    -------    -------
  Total from investment operations......    (3.36)     (4.33)     (3.70)      7.60       5.86
                                          -------    -------    -------    -------    -------
  Less Distributions
    Dividends (from net investment
     income)............................    (0.50)     (0.56)     (0.53)     (0.49)
    Distributions (from capital
     gains).............................               (0.26)     (0.46)
    Distributions in excess of net
     realized gains
                                          -------    -------    -------    -------    -------
  Total distributions...................    (0.50)     (0.82)     (0.99)     (0.49)
                                          -------    -------    -------    -------    -------
Net asset value, end of period..........  $ 30.28    $ 34.14    $ 39.29    $ 43.98    $ 36.87
                                          =======    =======    =======    =======    =======
Total Return:
  Total investment return based on net
   asset value (1)......................    -9.97%    -11.28%     -8.52%     20.85%     18.91%
Ratios/Supplemental Data:
  Net assets, end of period (000's
   omitted).............................  $71,901    $79,124    $87,118    $86,849    $60,850
  Ratio of total expenses to average net
   assets...............................     0.29%(2)    0.28%     0.27%      0.30%      0.30%
  Ratio of net expenses to average net
   assets...............................     0.29%(2)    0.28%     0.27%      0.30%      0.29%
  Ratio of net investment income to
   average net assets...................     1.34%(2)    1.42%     1.39%      1.43%      1.72%
  Portfolio turnover rate...............        0%(3)       0%       13%         5%        12%

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